JUNIOR SUBORDINATED NOTES (Tables)	12 Months Ended
Dec. 31, 2014
Junior Subordinated Notes [Abstract]
Schedule of junior subordinated notes

		2014		2013
Outstanding loan amount	Maturity Date	Outstanding December 31	Effective Interest Rate	Outstanding December 31	Effective Interest Rate
(millions of Canadian dollars)

TRANSCANADA PIPELINES LIMITED
U.S. dollars (2014 and 2013 – US$1,000)	2067	1,160	6.5%	1,063	6.5%